Revenue from Contracts with Customers - Schedule of Disaggregation of Revenue by Geographical Location (Details) - AUD ($)	6 Months Ended		12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Jun. 30, 2024	Jun. 30, 2023
Schedule of Disaggregation of Revenue by Geographical Location [Line Items]
Disaggregation of revenue, Total				$ 79,843
United States of America [Member]
Schedule of Disaggregation of Revenue by Geographical Location [Line Items]
Disaggregation of revenue, Total				$ 79,843